Expense Example - FidelityMulti-AssetIndexFund-RetailPRO - FidelityMulti-AssetIndexFund-RetailPRO - Fidelity Multi-Asset Index Fund - Fidelity Multi-Asset Index Fund	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 11
3 years	39
5 years	71
10 years	$ 164